FAIR VALUE MEASUREMENTS (Details 10) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 D	Dec. 31, 2010 D
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Mortgage and other loans receivable, Fair Value	$ 107	$ 143
Long-term debt, Fair Value	10,766	12,143
Long-term debt, Outstanding Principal Amount	73,400
Fair Value Option
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Mortgage and other loans receivable, Fair Value	107	143
Mortgage and other loans receivable, Outstanding Principal Amount	150	203
Mortgage and other loans receivable, Difference	(43)	(60)
Long-term debt, Fair Value	10,766	12,143
Long-term debt, Outstanding Principal Amount	8,624	10,508
Long-term debt, Difference	$ 2,142	$ 1,635
Disclosure level, past due mortgage or other loans receivable for which the fair value option was elected, number of days past due threshold	90	90